Other payables (Details 4) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	$ 6,166	$ 6,182
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections		2,082
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	3,061	2,073
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	3,035	2,027
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease collections	$ 70